Significant items within the income statement	6 Months Ended
Jun. 30, 2023
Disclosure Of Non-Underlying Items [Abstract]
Significant items within the income statement

2.Significant items within the income statement
Non-underlying items
These include non-underlying items within operating profit and non-underlying items not in operating profit but within net profit:
•Non-underlying items within operating profit are gains or losses on business disposals, acquisition and disposal related costs, restructuring costs, impairments and other items within operating profit classified here due to their nature and frequency.
•Non-underlying items not in operating profit but within net profit are net monetary gain/(loss) arising from hyperinflationary economies and significant and unusual items in net finance cost, share of profit/(loss) of joint ventures and associates and taxation.
Restructuring costs are charges associated with activities planned by management that significantly change either the scope of the business or the manner in which it is conducted.

€ million	First Half
	2023	2022
Acquisition and disposal-related credits/(costs) (a)	(52)	(87)
Gain/(loss) on disposal of group companies(b)	528	21
Restructuring costs(c)	(184)	(359)
Impairments(d)	(1)	(4)
Other(e)	17	(115)
Non-underlying items within operating profit before tax	308	(544)

Tax on non-underlying items within operating profit	(111)	102
Non-underlying items within operating profit after tax	197	(442)

Interest related to the UK tax audit of intangible income and centralised services	(5)	–
Net monetary gain/(loss) arising from hyperinflationary economies	(98)	(38)
Non-underlying items not in operating profit but within net profit before tax	(103)	(38)

Tax impact of non-underlying items not in operating profit but within net profit:
Taxes related to separation of Ekaterra	(6)	(39)
Taxes related to the UK tax audit of intangible income and centralised services	1	–
Hyperinflation adjustment for Argentina and Turkey deferred tax	(75)	(24)
Non-underlying items not in operating profit but within net profit after tax	(183)	(101)

Non-underlying items after tax(f)	14	(543)

Attributable to:
Non-controlling interests	–	(8)
Shareholders’ equity	14	(535)
(a) 2023 includes a charge of €4 million (2022: €56 million) relating to the disposal of ekaterra and other acquisition and disposal activities.
(b) 2023 includes a gain of €497 million related to the disposal of Suave business in North America.
(c) Restructuring costs are comprised of organisational change programmes including Compass and various technology and supply chain optimisation projects.
(d) Impairments include write downs of leased land and building assets.
(e) 2022 comprised of €40 million of asset write-downs relating to our businesses in Russia and Ukraine and €75 million relating to legal provisions for ongoing competition investigations.
(f) Non-underlying items after tax is calculated as non-underlying items within operating profit after tax plus non-underlying items not in operating profit but within net profit after tax.